Debt and Other Financing (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The Company’s changes in debt issuance cost, debt discount, and outstanding balance are as follows:

	December 31,
	2020	2019
	(in thousands)
Current portion of long-term debt	$16,798	$42,098
Non-current portion of long-term debt	86,637	80,946

Total long-term debt	103,435	123,044
Unamortized debt issuance cost	(1,827)	(3,031)

Outstanding balance	$101,608	$120,013

Schedule of Maturities of Long-term Debt
Under the Company’s loan agreements, minimum required maturities are as follows:

(in thousands)
For the years ending December 31,
2021	16,798
2022	2,900
2023	—
2024	71,237
thereafter	12,500

Total outstanding	103,435

Schedule of Debt Instrument Carrying Amount

		September 30,	December 31,
Name of Loan	Effective Interest Rate	2021	2020
		(in thousand)
Loans from related parties	4.00% - 6.00%	$81,237	$83,737
Small Business Administration Loan (Paycheck Protection Program)	1.86%	—	3,600
Line of credit	3.65%	—	16,098

Total		$81,237	$103,435

The ending balance of the Company’s outstanding debt as of December 31, 2020 and 2019, consist of the following:

		December 31,
Name of Loan	Effective Interest Rate	2020	2019
		(in thousands)
Loans from Related Parties	4.00% - 6.00%	$83,737	$80,946
Small Business Administration Loan (Paycheck Protection Program)	1.86%	3,600	—
Line of Credit	3.65%	16,098	16,098
Secured Loan		—	26,000

Total		$103,435	$123,044

Schedule of Common Stock and Warrants Issued Under 2021 Bridge Financing
During the period from February 2, 2021 through February 3, 2021, Legacy BlackSky completed the closing of its initial tranche of the Bridge Notes from existing stockholders. The aggregate principal amount of the Bridge Notes issued in the initial tranche was $18.1 million. All investors participating in the initial tranche also received incentive equity equal to seven shares of class A common stock of Legacy BlackSky for each dollar invested. Certain investors participating in the initial tranche additionally received warrants exercisable for shares of Legacy BlackSky class A common stock in amounts ranging from 0.14% of Legacy BlackSky’s fully-diluted share capital for each dollar invested divided by $1.0 million to 3.5% of Legacy BlackSky’s fully-diluted share capital (Note 14). On February 18, 2021, the Company completed the closing of a second tranche of the Bridge Notes, raising an aggregate principal amount of $40.0 million from an existing stockholder and from new investors. Participants in the second tranche did not receive shares of Legacy BlackSky class A common stock or warrants to purchase Legacy BlackSky class A common stock.
Upon the closing of the two previously mentioned tranches, $1.9 million of Bridge Notes remained available to be offered to certain shareholders under terms similar to the initial tranche pursuant to a rights offering (“Rights Offering”). The Company subsequently completed the Rights Offering in June 2021 with a total of $0.5 million additional investment, resulting in final aggregate proceeds of $58.6 million in principal investments pursuant to the Bridge Notes. As the terms of the Rights Offering were substantially identical to those offered in the initial tranche of the Bridge Notes, participants received seven shares of the Legacy BlackSky’s class A common stock for each dollar invested, as well as warrants.
The Bridge Notes, in all three tranches, bore interest at a rate of 10% and had a maturity date of April 30, 2025. There were no covenants in the Bridge Notes that were tied to financial metrics. The Company made an irrevocable election to carry the Bridge Notes at fair value. The Company made an irrevocable election to carry the Bridge Notes at fair value.
In connection with the Merger, all of the Company’s issued and outstanding Bridge Notes were converted into Legacy BlackSky class A common stock at a conversion price of 80% of the deemed value of a single Legacy BlackSky class A common share and, immediately thereafter, those Legacy BlackSky class A common shares were exchanged for Osprey class A common shares based the class A common stock exchange ratio. As of September 30, 2021, the Company had no convertible Bridge Notes outstanding.
In connection with the 2021 Omnibus Amendment, the investors guaranteeing the Silicon

Valley Bank (“SVB”) line of credit further reaffirmed their guarantees and received a one-time
issuance of seven shares of Legacy BlackSky class A common stock for every dollar guaranteed. Additionally, Legacy BlackSky agreed to pay a fee to each of its senior secured lenders (“Consent Fees”). The Consent Fees were payable in either cash or shares of Legacy BlackSky’s class A common stock at the choice of the lender. The Consent Fees were considered variable share-settled liabilities and were recorded at fair value (Note 20). All of the Consent Fees were settled for cash at the closing of the Merger.
The following table summarizes the additional shares of Legacy BlackSky class A common stock and warrants to purchase Legacy BlackSky class A common stock issued as a result of the Bridge Notes.

	Legacy BlackSky Class A Common Stock (1)	Legacy BlackSky Class A Common Stock Warrants (1)
	(in thousands)
Issued to SVB guarantors	8,485	—
Issued in connection with the initial tranche of Bridge Notes	11,544	3,873
Issued as incentive shares and as incentive warrants, in connection with the Rights Offering	314	51

Total	20,343	3,924

(1)	Issuance of class A common stock and class A common stock has been retroactively restated to give effect to the reverse recapitalization.